Nature of the Business and Basis of Presentation (Restated) (Details) - Schedule of Condensed Consolidated Statement of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
As Previously Reported [Member]
Nature of the Business and Basis of Presentation (Restated) (Details) - Schedule of Condensed Consolidated Statement of Stockholders’ Equity (Deficit) [Line Items]
Meteora forward purchase agreement shares	$ 89
Additional paid-in capital	257,385
Total stockholders’ equity (deficit)	6,259	$ (36,195)	$ (24,987)
Adjustments [Member]
Nature of the Business and Basis of Presentation (Restated) (Details) - Schedule of Condensed Consolidated Statement of Stockholders’ Equity (Deficit) [Line Items]
Meteora forward purchase agreement shares	(1,473)
Additional paid-in capital	(1,473)
Total stockholders’ equity (deficit)	(1,473)
As Restated [Member]
Nature of the Business and Basis of Presentation (Restated) (Details) - Schedule of Condensed Consolidated Statement of Stockholders’ Equity (Deficit) [Line Items]
Meteora forward purchase agreement shares	(1,384)
Additional paid-in capital	255,912
Total stockholders’ equity (deficit)	$ 4,786